Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Utilities Portfolio - VIP Utilities Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(10.80%)
Annual Return 2016	14.03%
Annual Return 2017	17.83%
Annual Return 2018	8.66%
Annual Return 2019	23.14%
Annual Return 2020	(0.20%)
Annual Return 2021	17.30%
Annual Return 2022	5.39%
Annual Return 2023	(1.12%)
Annual Return 2024	28.89%